GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

9— GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-13, ASC 350 requires that goodwill not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segment — High Intensity Focused Ultrasound (HIFU), Urology Devices and Services (ESWL) and Distribution services (DIST) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to €496 thousand for the ESWL division, 1,271 thousand for the DIST division and to €645 thousand for the HIFU division, at December 31, 2020.

Following the change of reporting segments in 2020, the previous UDS goodwill amount has been split between ESWL and Distribution according to the fair value of each segment measured at December 31, 2020.

The Company completed the required annual impairment test in the fourth quarter of 2020. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the three reportable units. In all three cases, the fair value of the reporting unit was in excess of the reporting unit’s book value, which resulted in no goodwill impairment.

Intangible assets consist of the following:

	2020	2019
Licenses	1,570	1,466
Trade name and trademark	412	427
Patents	412	412
Organization costs	225	320
Total gross value	2,619	2,625
Accumulated amortization for licenses	(813)	(699)
Accumulated amortization for trade name and trademark	(409)	(424)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(320)
Less: Total accumulated amortization	(1,858)	(1,855)
Total	761	770

Amortization expenses related to intangible assets amounted to €113 thousand, €113 thousand and €110 thousand, for the years ended December 31, 2020, 2019 and 2018, respectively.

For the five coming years, the annual estimated amortization expense will consist of the following:

December 31,
2020
2021	113
2022	106
2023	94
2024	87
2025	87
Total	488